Schedule of Deferred Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Net operating losses	$ 14,312	$ 8,268
Section 174 capitalized costs	2,843	2,832
Stock-based compensation	4,190	3,632
Lease liabilities	340	376
Accrued liabilities	190	581
Other	919	137
Total gross deferred tax assets	22,794	15,826
Valuation allowance	(19,152)	(14,287)
Net deferred tax assets	3,642	1,539
Deferred tax liabilities:
Intangible asset amortization	(3,566)	(1,245)
Fixed asset depreciation	(156)	(137)
Operating lease ROU assets	(240)	(243)
Total gross deferred tax liabilities	(3,962)	(1,625)
Deferred tax liabilities, net	$ (320)	$ (86)